Subsequent Events (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Sales									$ 494,562	$ 411,865	$ 329,923
Pawn service charges									201,135	163,695	130,169
Signature loan fees									150,250	139,315	133,344
Auto title loan fees									21,701	17,707	3,589
Other									1,669	463	431
Total revenues	234,085	203,152	213,254	218,826	198,168	173,542	176,584	184,751	869,317	733,045	597,456
Cost of goods sold									295,620	251,122	203,589
Signature loan bad debt									36,328	31,709	33,553
Auto title loan bad debt									2,431	2,735	380
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Operating expenses:
Operations									267,052	236,664	206,237
Administrative									75,270	52,740	40,497
Depreciation									17,500	14,000	12,300
Amortization									855	631	485
(Gain) / loss on sale or disposal of assets									309	1,528	(1,024)
Total operating expenses									360,975	305,593	258,456
Operating income									173,963	141,886	101,478
Interest income									(37)	(186)	(281)
Interest expense									1,690	1,385	1,425
Income from investment in unconsolidated affiliates									(16,237)	(10,750)	(5,016)
Other									(164)	(93)	38
Income before income taxes									188,711	151,530	105,312
Income tax expense									66,552	54,236	36,840
Net income	36,365	26,527	31,838	27,429	27,852	19,962	23,773	25,707	122,159	97,294	68,472
Parent [Member]
Revenues:
Other									66,450	53,990	36,825
Total revenues									66,450	53,990	36,825
Net revenues									66,450	53,990	36,825
Operating expenses:
Operating income									66,450	53,990	36,825
Interest income									(15)	(148)
Interest expense									(8,436)	(9,028)	(9,198)
Income from investment in unconsolidated affiliates									(8,945)	(3,928)
Income before income taxes									83,846	67,094	46,023
Income tax expense									65,315	54,226	36,367
Net income									18,531	12,868	9,656
Subsidiary Guarantors [Member]
Revenues:
Sales									452,039	390,243	319,272
Pawn service charges									184,234	154,505	124,396
Signature loan fees									141,545	137,444	133,342
Auto title loan fees									21,701	17,707	3,589
Other									1,042	455	431
Total revenues									800,561	700,354	581,030
Cost of goods sold									268,068	236,426	196,918
Signature loan bad debt									33,735	30,558	33,552
Auto title loan bad debt									2,431	2,735	380
Net revenues									496,327	430,635	350,180
Operating expenses:
Operations									237,040	221,017	200,300
Administrative									70,160	50,170	39,134
Depreciation									14,326	12,344	11,541
Amortization									400	270	159
(Gain) / loss on sale or disposal of assets									196	1,472	(1,029)
Total operating expenses									322,064	285,271	250,105
Operating income									174,263	145,364	100,075
Interest income									(341)	(267)	(461)
Interest expense									10,118	10,408	10,618
Income from investment in unconsolidated affiliates									(7,292)	(6,822)	(5,016)
Other									(168)	(92)
Income before income taxes									171,946	142,137	94,934
Income tax expense									66,482	54,026	36,840
Net income									105,462	88,112	58,094
Other Subsidiaries [Member]
Revenues:
Sales									42,523	21,622	10,651
Pawn service charges									16,901	9,190	5,773
Signature loan fees									8,705	1,871	2
Other									627	8
Total revenues									68,756	32,691	16,426
Cost of goods sold									27,552	14,696	6,671
Signature loan bad debt									2,593	1,151	1
Net revenues									38,611	16,844	9,754
Operating expenses:
Operations									30,012	15,647	5,937
Administrative									5,110	2,570	1,363
Depreciation									3,163	1,686	720
Amortization									455	361	326
(Gain) / loss on sale or disposal of assets									113	56	5
Total operating expenses									38,911	20,322	8,351
Operating income									(300)	(3,478)	1,403
Interest income									(2)	(3)
Interest expense									329	237	185
Other									4	(1)	38
Income before income taxes									(631)	(3,711)	1,180
Income tax expense									1,205	(26)	458
Net income									(1,834)	(3,686)	722
Eliminations [Member]
Revenues:
Other									(66,450)	(53,990)	(36,825)
Total revenues									(66,450)	(53,990)	(36,825)
Net revenues									(66,450)	(53,990)	(36,825)
Operating expenses:
Operating income									(66,450)	(53,990)	(36,825)
Interest income									321	232	180
Interest expense									(321)	(232)	(180)
Income before income taxes									(66,450)	(53,990)	(36,825)
Income tax expense									$ (66,450)	$ (53,990)	$ (36,825)